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                                                            [MetLife Letterhead]


New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700



                                 August 5, 2004


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      New England Life Insurance Company and
                  New England Variable Annuity Separate Account
                  File No. 333-51676 - (American Forerunner Series) Rule 497(j) Certification

Commissioners:

         On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated August 2, 2004 to the Prospectus dated May 1, 2004 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on July 16, 2004.

         If you have any questions, please contact me at (617) 578-3514.

                                             Sincerely,

                                             /s/ Michele H. Abate
                                             Michele H. Abate
                                             Senior Counsel of
                                             Metropolitan Life Insurance Company